Share Capital	12 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
Share Capital
22.	Share Capital

Ordinary shares

Ordinary shares are classified as equity. Transaction costs (net of tax, where the deduction can be utilised) arising on the issue of ordinary shares are recognised in equity as a reduction of the share proceeds received.

Where share application monies have been received but the shares have not been issued, these monies are shown as a payable in the Consolidated Statement of Financial Position.

The movement in ordinary fully paid shares during the year is as follows:

	2026 No. shares	2025 No. shares	2024 No. shares
At the beginning of the financial year	11,543,296,014	10,293,296,014	10,039,138,024
Shares issued – pre-share consolidation	13,721,852,304	1,250,000,000	204,157,990
Reduction in ordinary fully paid shares on consolidation (1)	(25,096,689,477)	–	–
Shares issued – post-share consolidation	24,670,928	–	–
Employee share awards vested	1,301,917	–	10,000,000
Exercise of options	255,830	–	40,000,000
Movement in treasury shares under Employee Share Plans	(671,487)	–	–
At the end of the financial year	194,016,029	11,543,296,014	10,293,296,014
Comprising:
Shares held by the public	193,020,849	11,293,296,014	10,293,296,014
Treasury shares	995,180	250,000,000	–

	2026 $’000	2025 $’000	2024 $’000
At the beginning of the financial year	586,472	561,903	535,385
Shares issued (2)	259,792	25,899	25,413
Shares issued on acquisition of subsidiaries, operations and joint operations	196,624	–	–
Employee share awards vested	4,306	–	1,186
Transaction costs associated with share issues	(9,144)	(1,330)	(81)
At the end of the financial year	1,038,050	586,472	561,903

(1)	On 22 September 2025, the Company consolidated the number of shares on issue on a 150:1 basis, resulting in the conversion of every 150 shares into one share.
(2)	Amount reported for the year ended 30 June 2026 includes non-cash share issuances totalling 854,276 ordinary fully paid shares for consideration of $5.9 million (2025 and 2024: Nil).

Ordinary shares participate in dividends and the proceeds on winding up of the parent entity in proportion to the number of shares held. At shareholders' meetings, each ordinary share is entitled to one vote when a poll is called, otherwise each shareholder has one vote on a show of hands.

The Company does not have authorised capital or par value in respect of its issued shares.

(a)          Significant share issues during the year

As part of the merger between Piedmont and Sayona, the Company issued 11,565,602,304 ordinary fully paid shares in Sayona Mining Limited as consideration to acquire 100 percent of the existing share capital in Piedmont. The shares were issued in separate allotments of 11,565,504,804 ordinary fully paid shares on 1 September 2025 and 97,500 ordinary fully paid shares on 9 September 2025.

On 4 September 2025, the Company completed a fully underwritten placement to Resource Capital Fund VIII L.P. (RCF), resulting in the issuance of 2,156,250,000 ordinary fully paid shares at an issue price of A$0.032 per share for aggregate gross proceeds of US$45.2 million.

On 18 May 2026, the Company completed a fully underwritten placement to institutional investors, resulting in the issuance of 22,540,984 ordinary fully paid shares at an issue price of A$12.20 per share for aggregate gross proceeds of US$196.0 million. Following the placement, the Company completed a non-underwritten Share Purchase Plan to eligible existing shareholders, resulting in the issuance of 1,275,668 ordinary fully paid shares at an issue price of A$12.20 per share for aggregate gross proceeds of US$11.1 million.

Various other share issuances and exercise of options totalling 255,830 ordinary fully paid shares occurred throughout the year for aggregate gross proceeds of US$1.6 million.

Options

Options are classified as equity and issue proceeds are taken up in the share based payments reserve. Transaction costs (net of tax, where the deduction can be utilised) arising on the issue of options are recognised in equity as a reduction of the option proceeds received.

The movement in options during the year is as follows:

	2026 No. options	2025 No. options	2024 No. options
At the beginning of the financial year	2,234,482	12,234,482	42,234,482
Granted during the year – pre-share consolidation	408,541,913	–	10,000,000
Reduction in options on consolidation(1)	(408,037,885)	–	–
Granted during the year – post-share consolidation	7,486,535	–	–
Exercised during the year	(255,830)	–	(40,000,000)
Forfeited / lapsed during the year	(14,897)	(10,000,000)	–
At the end of the financial year	9,954,318	2,234,482	12,234,482
Comprising:
Listed options	–	–	–
Unlisted options	9,954,318	2,234,482	12,234,482

(1)
On 22 September 2025, the Company consolidated the number of options on issue on a 150:1 basis, resulting in the conversion of every 150 options into one option. The exercise price of the options was adjusted in inverse proportion to the consolidation ratio.

(a)	Significant grant of options during the year

On 12 August 2025, Resource Capital Fund VIII L.P. (RCF) agreed to subscribe to 1,200,000,000 options in Sayona Mining Limited at an exercise price of A$0.032 (equivalent to 8,000,000 options in Elevra Lithium Limited at an exercise price of A$4.80) to be issued in two tranches:

•	The first tranche of options to be issued shall be such number of options that results in RCF holding a 9.99 per cent interest in the issued share capital of the Company (Tranche 1 Options); and
•
Subject to obtaining all applicable regulatory approvals, the second tranche of options to be issued shall be such number of options that is 1,200,000,000 less the Tranche 1 Options (Tranche 2 Options).

On 4 September 2025, the Company issued 408,541,913 options in Sayona Mining Limited (equivalent to 2,723,613 options in Elevra Lithium Limited) to RCF under the first tranche of the subscription. On 30 June 2026, the Company issued the remaining 5,276,387 options in Elevra Lithium Limited to RCF under the second tranche of the subscription.

Capital management policy

The Group has been funded predominantly by equity up to the date of this report. Management controls the capital of the Group with the aim of creating long-term shareholder value and ensuring the Group can fund its operations and continue as a going concern. The Group’s capital is managed by assessing the Group’s financial risks and adjusting its capital structure in response to changes in these risks and market conditions.